Leases - Schedule of Future Lease Payments under Operating Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Leases [Abstract]
2026	$ 106,560
2027	103,494
2028	100,462
2029	96,845
2030	76,446
Thereafter	110,012
Total future lease payments	593,819
Less: imputed interest	(67,236)
Less: expected tenant improvement allowance	(3,259)
Total	523,324	$ 591,927
Lessor, operating lease, payment to be received, year one	18,600
Lessor, operating lease, payment to be received, year two	18,800
Lessor, operating lease, payment to be received, year three	18,800
Lessor, operating lease, payment to be received, year four	$ 12,000